Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

20. INCOME TAXES

The income tax (benefit) expense consists of the following:

SUMMARY OF INCOME TAX (BENEFIT) EXPENSE

Years Ended December 31,	2012	2011	2010
Current	$(34)	$10	$(11,020)
Deferred	—	—	20,342

Income tax (benefit) provision	$(34)	$10	$9,322

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2012	2011
Deferred tax asset:
Allowance for loan losses	$19,239	$17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804

Total deferred tax asset before valuation allowance	116,257	94,773

Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337

Total deferred tax liability	4,368	3,789

Net deferred tax (liability) asset	$(1,509)	$(432)

The Company has $199.2 million of federal net operating loss carryforwards at December 31, 2012 of which $38.8 million will expire in 2030, $113.5 million will expire in 2031, and $46.9 million will expire in 2032. The Company also has $268.9 million of state net operating loss carryforwards at December 31, 2012 of which $3.0 million expire in 2015, $37.4 million expire in 2029, $74.7 million expire in 2030, $110.2 million expire in 2031, and $43.7 million expire in 2032.

At December 31, 2012, the Company had a valuation allowance of $113.4 million against the net deferred tax asset as it is more likely than not that the full deferred tax asset will not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. In addition, the Company is a three-year cumulative loss company. The net deferred tax liability of $1.5 million relates to unrealized gains on investment securities.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(50,524)		$(67,495)		$(176,096)
Tax computed at statutory rate	(17,683)	35.0%	(23,624)	35.0%	(61,634)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	6.0	(3,949)	5.9	(8,514)	4.8
Tax exempt interest (net)	(638)	1.3	(900)	1.3	(1,233)	0.7
BOLI	(695)	1.4	(1,037)	1.5	(726)	0.4
Nondeductible goodwill	—	—	—	—	18,980	(10.8)
Valuation allowance	21,981	(43.5)	29,524	(43.7)	61,892	(35.1)
Other, net	41	(0.1)	(4)	0.0	557	(0.3)

Total income tax (benefit) expense	$(34)	0.1%	$10	0.0%	$9,322	(5.3)%

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2012 or 2011.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2012, the tax year ended December 31, 2011 was subject to examination by the Internal Revenue Service (the “IRS”) and to state examination. During 2012, the IRS completed its examination of the Company’s 2008 through 2010 tax returns, which did not result in any material change to the Company’s tax position. However, the federal statute remains open for 2009 and 2010.